Other Non-Current Assets - Summary of Other Non-current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Assets, Noncurrent [Abstract]
Prepayment for property, equipment and software	¥ 30,398	$ 4,658	¥ 23,541